Label	Element	Value
PACE® Intermediate Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Intermediate Fixed Income Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated March 31, 2014, as supplemented

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Intermediate Fixed Income Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The same section of each Prospectus is revised by adding the following as the final paragraph of that section:

Babson Capital utilizes an "active short duration" strategy in managing its allocated portion of the fund. Babson Capital seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term fixed income securities. Babson Capital employs a rules-based approach to manage duration, which involves limiting the portfolio duration to a targeted range driven by the slope of the yield curve. Babson Capital employs an analytic process to select individual securities based on fundamental credit quality, structural characteristics, relative value and pricing, with a focus on uncovering the intrinsic value of a security relative to other securities within the same industry or sector, as well as across industries and sectors.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE Intermediate Fixed Income Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 12 of the Multi-Class Prospectus and page 14 of the Class P Prospectus is revised by inserting the following right before the final sentence of the first paragraph:

BlackRock assumed day-to-day management of a separate portion of the fund's assets on July 29, 2002. Babson Capital assumed day-to-day management of a separate portion of the fund's assets on June 5, 2014.